Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Remuneration	$ 2,875	$ 3,670	$ 3,233
Directors' remuneration
Related party transactions
short-term employee benefits	920	1,538	944
share-based payments	500	265	209
Remuneration	1,420	1,803	1,153
Other members of key management's remuneration
Related party transactions
short-term employee benefits	885	802	817
share-based payments	570	1,065	1,263
Remuneration	$ 1,455	$ 1,867	$ 2,080